As filed with the Securities and Exchange Commission on January 5, 2004
                                     Investment Company Act file number 811-3955

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                    New York Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
          (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200


Date of fiscal year end: April 30th

Date of reporting period: September 30, 2003

Item 1: Report to Stockholders
--------------------------------------------------------------------------------

NEW YORK
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                  (212)830-5200

================================================================================





Dear Shareholder:


We are pleased to present the semi-annual report of New York Daily Tax Free Income Fund, Inc. for the period May 1, 2003 through October 31, 2003.

The Fund had net assets of $456,466,462 and 3,421 active shareholders as of October 31, 2003.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff



Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 2003
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Put Bond (b) (1.10%)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000  New York, NY (Merlots) - Series A 37                              08/11/04     1.10%   $  5,000,000  VMIG-1
------------                                                                                         ------------
   5,000,000  Total Put Bond                                                                            5,000,000
------------                                                                                         ------------
Revenue Bond (3.29%)
------------------------------------------------------------------------------------------------------------------------------------
$ 15,000,000  Commonwealth of Puerto Rico Public Improvement
              Refunding Bonds, Series 2001 TICs / TOCs Trust - Series 2001-1
              Insured by FSA                                                    05/26/04     0.95%   $ 15,000,000           A1+
------------                                                                                         ------------
  15,000,000  Total Revenue Bond                                                                       15,000,000
------------                                                                                         ------------
Tax Exempt Commercial Paper (3.59%)
------------------------------------------------------------------------------------------------------------------------------------
$  9,000,000  New York City, NY MTA Transportation Facilities BAN - Series A
              LOC ABN AMRO Bank, N. A.                                          11/06/03     0.90%   $  9,000,000    P1     A1+
   5,000,000  New York State Dormitory Authority (Columbia University)          11/12/03     0.85       5,000,000           A1+
   2,400,000  New York State Environmental Quality (Clean Water Act 1986)
              LOC Bayerische Landesbank / Landesbank Hessen                     12/09/03     0.85       2,400,000    P1     A1+
------------                                                                                         ------------
  16,400,000  Total Tax Exempt Commercial Paper                                                        16,400,000
------------                                                                                         ------------
Tax Exempt General Obligation Notes & Bonds (23.09%)
------------------------------------------------------------------------------------------------------------------------------------
$ 15,000,000  Albany, NY Central School District BAN (c)                        03/26/04     1.17%   $ 15,004,680
   2,021,000  Arlington, NY Central School District BAN (c)                     11/04/03     1.75       2,021,008
  17,061,905  Batavia, NY Central School District BAN (c)                       03/26/04     1.15      17,063,884
   5,929,500  Corning, NY Central School District BAN (c)                       08/12/04     1.05       5,930,850
   2,500,000  Essex County, NY GO BAN - Series D (c)                            12/30/03     1.25       2,502,999
   3,147,388  Greece, NY Central School District BAN (c)                        12/18/03     1.30       3,147,587
   1,034,500  Honeoye Falls-Lima, NY Central School District BAN (c)            12/17/03     1.30       1,035,657
   4,000,000  Honeoye Falls-Lima, NY Central School District RAN (c)            06/17/04     1.00       4,000,856
   2,238,515  Hyde Park, NY Central School District BAN (c)                     06/25/04     1.00       2,249,271
  14,100,157  Lewiston-Porter, NY Central School District BAN (c)               06/17/04     1.00      14,104,492
   2,000,000  Middletown, NY Central School District BAN (c)                    12/19/03     1.30       2,002,141
   7,670,000  New York and New Jersey ABN AMRO Municipal TOPS
              Certificates Trust - Series 2002-33
              LOC Dexia CLF                                                     05/05/04     1.09       7,670,000  VMIG-1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000  Newburgh, NY Central School District BAN (c)                      09/02/04     1.07%   $  3,016,851
  13,328,581  Ontario County, NY Geneva Central School District (c)             01/28/04     1.20      13,329,191
   7,500,000  Syosset, NY Central School District BAN (c)                       07/16/04     1.05       7,502,499
   4,800,000  Tonawanda, NY BAN (c)                                             08/05/04     1.05       4,825,222
------------                                                                                         ------------
 105,331,546  Total Tax Exempt General Obligation Notes & Bonds                                       105,407,188
------------                                                                                         ------------
Variable Rate Demand Instruments (d) (67.12%)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000  Commonwealth of Puerto Rico Public Improvement
              Bonds TOCS - Series 2001
              Insured by FSA                                                    07/01/19     1.06%   $  5,000,000           A1+
   1,200,000  Dutchess County, NY IDA (Trinity - Pawling School Corp.)
              LOC Allied Irish Bank                                             10/01/32     1.05       1,200,000  VMIG-1
   1,000,000  Islip, NY IDRB (Brentwood Distributor Co. Facility) - Series 1984 (c)
              LOC Fleet Bank                                                    05/01/09     1.00       1,000,000
   4,550,000  Jefferson County, NY IDA IDRB (Stature Electric) (c)
              LOC PNC Bank, N.A.                                                10/01/13     1.10       4,550,000
  22,450,000  Long Island Power Authority, NY RB
              (Electric System) - Series 7, Subseries 7-B
              Insured by MBIA Insurance Corp.                                   04/01/25     1.00      22,450,000  VMIG-1   A1+
   9,000,000  Long Island Power Authority, NY RB (Electric System) - Subseries 1-B
              LOC State Street Bank & Trust Company                             05/01/33     1.12       9,000,000  VMIG-1   A1+
   6,600,000  Long Island Power Authority, NY RB (Electric System) - Subseries 2-B
              LOC Bayerische Landesbank, A.G.                                   05/01/33     1.15       6,600,000  VMIG-1   A1+
   2,500,000  Monroe County, NY IDA - Series A
              LOC Wachovia Bank & Trust Company, N.A.                           06/01/29     1.00       2,500,000  VMIG-1
   2,000,000  New York City, NY GO - Series A-5
              LOC KBC Bank                                                      08/01/15     1.15       2,000,000  VMIG-1   A1+
   3,000,000  New York City, NY GO - Series E-4
              LOC State Street Bank & Trust Company                             08/01/21     1.15       3,000,000  VMIG-1   A1+
   3,600,000  New York City, NY GO - Series E-4
              LOC State Street Bank & Trust Company                             08/01/22     1.15       3,600,000  VMIG-1   A1+
   3,900,000  New York City, NY GO - Series F-6
              LOC Morgan Guaranty Trust Company                                 02/15/18     1.04       3,900,000  VMIG-1   A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2003
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  4,500,000  New York City, NY GO - Series H-4
              Insured by AMBAC Indemnity Corp.                                  08/01/15     1.00%   $  4,500,000  VMIG-1   A1
   4,000,000  New York City, NY GO - Series J, Subseries J-2
              LOC Westdeutsche Landesbank                                       02/15/16     1.05       4,000,000    P1     A1+
   2,000,000  New York City, NY GO Bonds - Series B-9
              LOC Chase Manhattan Bank, N.A.                                    08/15/23     1.05       2,000,000  VMIG-1   A1+
  10,545,000  New York City, NY GO Fiscal 1993 - Series A-6
              LOC Landesbank Hessen                                             08/01/19     1.00      10,545,000  VMIG-1   A1+
   3,000,000  New York City, NY GO Trust Receipts SGB33 - Series 1 1996F
              Insured by FSA                                                    02/01/19     1.08       3,000,000           A1+
   2,800,000  New York City, NY HDC Residential RB
              (Montefiore Medical Center) - Series 1993A
              LOC Chase Manhattan Bank, N.A.                                    05/01/30     1.04       2,800,000           A1
   4,725,000  New York City, NY IDA Civic Facilities RB
              (American Society Technion Project)
              LOC Allied Irish Bank                                             10/01/33     1.07       4,725,000  VMIG-1
  24,100,000  New York City, NY IDA Civic Facilities RB
              (Center For Jewish History)
              LOC Allied Irish Bank                                             09/01/31     1.05      24,100,000  VMIG-1
   3,865,000  New York City, NY IDA Civic Facilities RB
              (Convent Sacred Heart School)
              LOC Allied Irish Bank                                             11/01/32     1.12       3,865,000  VMIG-1
   2,075,000  New York City, NY IDA Civic Facilities RB
              (Epiphany Community Nursery School Project) - Series 1997
              LOC Bank of New York                                              05/01/11     1.12       2,075,000  VMIG-1
  10,000,000  New York City, NY IDA Special Facility RB
              (Korean Airlines Company Limited Project) - Series 1997
              LOC Citibank, N.A.                                                11/01/24     1.12      10,000,000  VMIG-1   A1+
   2,000,000  New York City, NY Municipal Water Finance Authority RB
              (Water & Sewer System)                                            06/15/33     1.08       2,000,000           A1+
   5,000,000  New York City, NY Municipal Water Finance Authority RB
              Municipal Securities Trust Receipts
              Insured by MBIA Insurance Corp.                                   06/15/23     1.08       5,000,000           A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,162,000  New York City, NY Trust for Cultural Resources
              (Carnegie Hall) - Series 1990
              LOC Westdeutche Landesbank                                        12/01/15     0.80%   $  1,162,000  VMIG-1   A1+
  12,155,000  New York State Development Corporation (Eagle)                    07/01/16     1.08      12,155,000           A1+
   7,870,000  New York State Dormitory Authority - Series PPT-5
              Insured by FHA                                                    10/11/30     1.20       7,870,000           A1+
     990,000  New York State Dormitory Authority (Merlots) - Series A30
              Insured by AMBAC Indemnity Corp.                                  02/15/18     1.10         990,000  VMIG-1
   2,800,000  New York State Dormitory Authority RB (Cornell University) - Series A
              LOC Toronto Dominion Bank                                         07/01/29     1.02       2,800,000           A1+
   1,065,000  New York State Dormitory Authority RB
              (Metropolitan Museum of Art) - Series 1993A                       07/01/15     1.00       1,065,000  VMIG-1   A1+
     650,000  New York State Dormitory Authority RB
              (Metropolitan Museum of Art) - Series 1993B                       07/01/23     1.00         650,000  VMIG-1   A1+
   4,785,000  New York State Dormitory Authority RB (Public Library) - Series A
              Insured by MBIA Insurance Corp.                                   07/01/28     1.00       4,785,000  VMIG-1   A1
   3,100,000  New York State Dormitory Authority RB (Wagner College Project)
              LOC Morgan Guaranty Trust Company                                 07/01/28     1.05       3,100,000           A1+
   1,000,000  New York State Dormitory Authority RB P-Floats PA 199
              Insured by MBIA Insurance Corp.                                   07/01/13     1.07       1,000,000           A1
  10,000,000  New York State ERDA (New York State Electric & Gas)
              LOC Mellon Bank                                                   02/01/29     1.15      10,000,000  VMIG-1   A1+
  12,000,000  New York State HFA (Normandie Court II Project) - Series A
              Guaranteed by Federal Home Loan Mortgage Corporation              11/01/29     1.08      12,000,000  VMIG-1
  12,000,000  New York State HFA RB (Saxony Housing) - Series 1997A             05/15/30     1.08      12,000,000  VMIG-1
   4,000,000  New York State HFA RB (Union Square Housing)
              Guaranteed by Federal National Mortgage Association               11/01/24     1.05       4,000,000  VMIG-1
   6,300,000  New York State HFA RB - Series A
              Guaranteed by Federal National Mortgage Association               05/01/29     1.05       6,300,000  VMIG-1
   1,285,000  New York State Job Development Authority - Series A1 through A13
              LOC Bayerische Landesbank / JP Morgan Chase                       03/01/07     1.20       1,285,000  VMIG-1
   3,300,000  New York State Local Government
              Assistance Corporation - Series A-7V
              Insured by FGIC                                                   04/01/20     1.00       3,300,000  VMIG-1   A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2003
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
 Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  New York State Local Government Assistance Corporation - Series B
              LOC Bank of Nova Scotia                                           04/01/25     1.00%   $  1,000,000  VMIG-1   A1+
  13,400,000  New York State Local Government Assistance Corporation - Series C
              LOC Landesbank Hessen                                             04/01/25     1.00      13,400,000  VMIG-1   A1+
   5,000,000  New York State Local Government Assistance Corporation - Series E
              LOC Landesbank Hessen                                             04/01/25     1.00       5,000,000  VMIG-1   A1+
   9,000,000  New York State Local Government
              Assistance Corporation - Series 1994B
              LOC Westdeutsche Landesbank/Bayerische Landesbank                 04/01/23     1.00       9,000,000  VMIG-1   A1+
   5,000,000  New York State Local Government
              Assistance Corporation - Series 1995D
              LOC Societe Generale                                              04/01/25     1.00       5,000,000  VMIG-1   A1+
   8,900,000  New York State Local Government
              Assistance Corporation - Series 1995F
              LOC Societe Generale                                              04/01/25     1.00       8,900,000  VMIG-1   A1+
   1,200,000  New York State Medical Care Facilities Finance Agency
              RB P-Floats - 407                                                 02/15/25     1.07       1,200,000           A1+
   4,595,000  New York State Thruway Authority
              (Highway & Bridge Trust Fund) ROCS II R4506
              Insured by AMBAC Indemnity Corp.                                  04/01/19     1.08       4,595,000           A1+
   4,400,000  New York Triborough Bridge & Tunnel Authority - Series C
              Insured by AMBAC Indemnity Corp.                                  01/01/33     1.00       4,400,000  VMIG-1   A1+
   6,000,000  New York Triborough Bridge & Tunnel Authority
              BAN - Series M1J - Regulation D
              Insured by MBIA Insurance Corp.                                   11/15/10     1.15       6,000,000  VMIG-1
   4,000,000  Port Authority of New York And New Jersey
              ROB/INS Trust Receipts Class F - Series 10
              Insured by FSA                                                    01/15/17     1.05       4,000,000  VMIG-1   A1+
   2,000,000  Puerto Rico Commonwealth PA 625
              Insured by AMBAC Indemnity Corp.                                  07/01/10     1.04       2,000,000           A1+
   1,595,000  Puerto Rico HFC (Eagle) - Series 2000-C5102
              Insured by AMBAC Indemnity Corp.                                  10/01/11     1.15       1,595,000           A1+
   2,000,000  Puerto Rico Infrastructure Financing Authority
              (Eagle Trust) - Series 2001 (c)                                   10/01/34     1.08       2,000,000


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
    Face                                                                        Maturity              Value              Standard
   Amount                                                                         Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----     ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,400,000  Puerto Rico PFC P-Floats PA 783                                   10/01/19     1.04%   $  3,400,000           A1+
   2,000,000  Saint Lawrence County, NY IDA (Aluminum Company of America)       12/01/33     1.42       2,000,000           A1
   5,000,000  Warren & Washington Counties, NY IDA IDRB
              (Griffith Micro Science Inc. Project) - Series 1994
              LOC Bank One                                                      12/01/14     1.15       5,000,000           A1+
------------                                                                                         ------------
 306,362,000  Total Variable Rate Demand Instruments                                                  306,362,000
------------                                                                                         ------------
Variable Rate Demand Instruments - Private Placements (d) (1.42%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000  Blaser Real Estate 1986
              LOC Union Bank of Switzerland                                     09/01/21     2.60%   $  3,000,000    P1     A1+
   3,500,000  Blaser Real Estate 1990
              LOC Union Bank of Switzerland                                     09/01/21     2.60       3,500,000    P1     A1
------------                                                                                         ------------
   6,500,000  Total Variable Rate Demand Instruments - Private Placements                               6,500,000
------------                                                                                         ------------
              Total Investments (99.61%) (cost $454,669,188+)                                         454,669,188
              Cash and other assets, net of liabilities (0.39%)                                         1,797,274
                                                                                                     ------------
              Net Assets (100.00%)                                                                   $456,466,462
                                                                                                     ============
              Net Asset Value, offering and redemption price per share:
              Class A,         284,977,989 shares outstanding (Note 3)                               $       1.00
                                                                                                     ============
              Class B,          43,483,389 shares outstanding (Note 3)                               $       1.00
                                                                                                     ============
              Victory Shares,   71,418,559 shares outstanding (Note 3)                               $       1.00
                                                                                                     ============
              Liquidity Shares, 56,588,214 shares outstanding (Note 3)                               $       1.00
                                                                                                     ============

              +    Aggregate cost for federal income tax purposes is identical.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 2003
(UNAUDITED)
================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.




KEY:
    BAN      =   Bond Anticipation Note                         LOC      =   Letter of Credit
    ERDA     =   Energy and Research Development Authority      MTA      =   Metropolitan Transit Authority
    FGIC     =   Financial Guaranty Insurance Company           PFC      =   Public Finance Corporation
    FHA      =   Federal Housing Administration                 RAN      =   Revenue Anticipation Note
    FSA      =   Financial Security Assurance                   RB       =   Revenue Bond
    GO       =   General Obligation                             ROB/INS  =   Reverse Option Bond / Inverse Securities
    HDC      =   Housing Development Corporation                ROCS     =   Reset Option Certificates
    HFA      =   Housing Finance Authority                      TICs     =   Trust Inverse Certificates
    HFC      =   Housing Finance Commission                     TOCs     =   Tender Option Certificates
    IDA      =   Industrial Development Authority               TOPS     =   Tender Option Puts
    IDRB     =   Industrial Development Revenue Bond




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 2003
(UNAUDITED)
================================================================================



INVESTMENT INCOME
Income:

   Interest.....................................................................       $ 2,607,365
                                                                                        ----------
Expenses: (Note 2)

   Investment management fee....................................................           753,739

   Administration fee...........................................................           527,617

   Distribution fee (Liquidity Shares)..........................................           142,600

   Shareholder servicing fee (Class A)..........................................           310,004

   Shareholder servicing fee (Victory Shares)...................................            79,374

   Shareholder servicing fee (Liquidity Shares).................................            79,222

   Custodian expenses...........................................................             9,743

   Shareholder servicing and related shareholder expenses+......................           128,235

   Legal, compliance and filing fees............................................            49,999

   Audit and accounting.........................................................            47,024

   Directors' fees and expenses.................................................             9,750

   Other expenses...............................................................             6,377
                                                                                        ----------
       Total expenses...........................................................         2,143,684

       Less:  Expenses paid indirectly (Note 2).................................       (     2,030)

              Fees Waived (Note 2)..............................................       (   128,036)
                                                                                        ----------
   Net expenses ................................................................         2,013,618
                                                                                        ----------
Net investment income...........................................................           593,747


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.........................................            -0-
                                                                                        ----------
Increase in net assets from operations..........................................       $   593,747
                                                                                        ==========



+ Includes class specific transfer agency expenses of $77,500, $12,434 and $19,843 for Class A, Class B and Victory Shares, respectively.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================




                                                                        Six Months
                                                                           Ended                  Year
                                                                     October 31, 2003             Ended
                                                                        (Unaudited)           April 30, 2003
                                                                        -----------           --------------

INCREASE (DECREASE) IN NET ASSETS


Operations:

    Net investment income.........................................      $    593,747           $   3,145,190
    Net realized gain (loss) on investments.......................            -0-                      3,741
                                                                        ------------           -------------
    Increase in net assets from operations........................           593,747               3,148,931
Dividends to shareholders from net investment income:
    Class A.......................................................      (    349,617)*         (   2,117,552)*
    Class B.......................................................      (    105,394)*         (     347,924)*
    Victory Shares................................................      (     90,110)*         (     594,818)*
    Liquidity Shares..............................................      (     48,626)*         (      84,896)*
Distributions from realized gain on investments:
    Class A.......................................................            -0-              (       1,130)
    Class B.......................................................            -0-              (         159)
    Victory Shares................................................            -0-              (         266)
    Liquidity Shares..............................................            -0-              (         172)
Capital share transactions (Note 3):
    Class A.......................................................      ( 39,108,854)          (  19,810,540)
    Class B.......................................................      (  3,482,379)          (   3,476,323)
    Victory Shares................................................      (  8,364,349)          (  10,180,643)
    Liquidity Shares..............................................      (    661,484)             57,249,698
                                                                         -----------           -------------
        Total (decrease) increase.................................      ( 51,617,066)             23,784,206
Net assets:
    Beginning of period...........................................       508,083,528             484,299,322
                                                                        ------------           -------------
    End of period.................................................      $456,466,462           $ 508,083,528
                                                                        ============           =============



*    Designated as exempt-interest dividends for federal income tax purposes.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1.   Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. (the "Fund") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has four classes of stock authorized, Class A, Class B, Victory and New York Tax Exempt Liquidity Fund Shares ("Liquidity Shares"). The Class A, Victory and Liquidity Shares are subject to a service fee pursuant to the Distribution and Service Plan. The Liquidity Shares are also subject to an additional distribution fee pursuant to a Shareholder Servicing Agreement. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and certain administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees, distribution fees and transfer agent expenses. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Victory Shares commenced on August 27, 1999. The Liquidity Shares commenced on November 22, 2002 (formerly CIBC World Markets New York Tax Exempt Fund Shares; redesignated New York Tax Exempt Liquidity Fund Shares on May 27, 2003).

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)  Federal  Income  Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required.

     c)  Dividends  and   Distributions  -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (the "Manager"), equal to .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to the Fund's Distribution Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, Victory and Liquidity Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect to the Class A and Victory Shares and a service fee of .25% with respect to the Liquidity Shares. In addition for its services under the Distribution Agreement, the Distributor receives .45% per annum in distribution fees of the Liquidity Shares' average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the period ended October 31, 2003, the Distributor voluntarily waived shareholder servicing fees of $4,001, $1,024 and $79,222 for the Class A, Victory and the Liquidity Shares, respectively. The Distributor also waived distribution fees of $43,789 for the Liquidity Shares.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $4,000 per annum plus $750 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $109,161 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund. Also included under the same caption are expenses paid indirectly of $2,030.

3. Capital Stock

At October 31, 2003, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $456,466,462. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months
                                                     Ended                              Year
                                               October 31, 2003                         Ended
                                                  (Unaudited)                      April 30, 2003
Class A                                            ---------                       --------------
-------
Sold......................................        544,589,986                         663,226,627
Issued on reinvestment of dividends.......            241,273                           1,189,376
Redeemed..................................       (583,940,113)                       (684,226,543)
                                                  -----------                         -----------
Net (decrease)............................       ( 39,108,854)                       ( 19,810,540)
                                                  ===========                         ===========


Class B
-------
Sold......................................        118,939,504                         262,746,630
Issued on reinvestment of dividends.......            112,050                             350,336
Redeemed..................................       (122,533,933)                       (266,573,289)
                                                  -----------                         -----------
Net (decrease)............................       (  3,482,379)                       (  3,476,323)
                                                  ===========                         ===========


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

3. Capital Stock (Continued)

                                                  Six Months
                                                     Ended                              Year
                                                October 31,2003                         Ended
                                                  (Unaudited)                      April 30, 2003
                                                   ---------                       --------------
Victory Shares
--------------
Sold......................................         48,715,123                         151,410,340
Issued on reinvestment of dividends.......             91,053                             595,064
Redeemed..................................       ( 57,170,525)                       (162,186,047)
                                                  -----------                         -----------
Net (decrease)............................       (  8,364,349)                       ( 10,180,643)
                                                  ===========                         ===========



                                                  Six Months
                                                     Ended                        November 22, 2002
                                                October 31, 2003             (Commencement of Offering) to
                                                  (Unaudited)                      April 30, 2003
                                                   ---------                       --------------
Liquidity Shares
----------------
Sold......................................        129,666,881                         169,576,276
Issued on reinvestment of dividends.......             54,639                              76,044
Redeemed..................................       (130,383,004)                       (112,402,622)
                                                  -----------                         -----------
Net (decrease) increase...................       (    661,484)                         57,249,698
                                                  ===========                         ===========



4. Tax Information

The tax character of distributions paid from realized gains during the year ended April 30, 2003 consisted of $1,727 in ordinary income.

At April 30, 2003, the Fund had undistributed tax exempt income of $97,690 for income tax purposes included in dividends payable.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 68% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

6. Financial Highlights

                                                  Six Months
                                                    Ended                             Year Ended April 30,
CLASS A                                        October 31, 2003    -----------------------------------------------------------
-------                                          (Unaudited)        2003         2002         2001         2000          1999
                                                  ---------        ------       ------       ------       ------        ------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $ 1.00          $ 1.00       $ 1.00       $ 1.00       $ 1.00        $ 1.00
Income from investment operations:                 -------         -------      -------      -------      -------       -------
  Net investment income........................      0.001           0.006        0.012        0.031        0.026         0.025
Less distributions:
  Dividends from net investment income             ( 0.001)        ( 0.006)     ( 0.012)     ( 0.031)     ( 0.026)      ( 0.025)
                                                    ------          ------       ------       ------       ------        ------
Net asset value, end of period.................    $ 1.00          $ 1.00       $ 1.00       $ 1.00       $ 1.00        $ 1.00
                                                   =======         =======      =======      =======      =======       =======
Total Return...................................      0.11%(a)        0.59%        1.23%        3.11%        2.62%         2.48%
Ratios/Supplemental Data
Net assets, end of period (000)................    $284,977        $324,086     $343,895     $406,791     $323,216     $473,965
Ratios to average net assets:
  Expenses (b).................................      0.81%(c)        0.82%        0.85%        0.87%        0.86%         0.85%
  Net investment income........................      0.23%(c)        0.59%        1.27%        3.03%        2.59%         2.43%
  Expenses paid indirectly.....................      0.00%(c)        0.00%        0.00%        0.00%        0.00%         0.00%
  Shareholder servicing fees waived............      0.00%(c)        0.00%        0.00%        0.00%        0.00%         0.00%

                                                  Six Months
                                                    Ended                             Year Ended April 30,
CLASS B                                        October 31, 2003    -----------------------------------------------------------
-------                                          (Unaudited)        2003         2002         2001         2000          1999
                                                  ---------        ------       ------       ------       ------        ------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $ 1.00          $ 1.00       $ 1.00       $ 1.00       $ 1.00        $ 1.00
Income from investment operations:                 -------         -------      -------      -------      -------       -------
  Net investment income........................      0.002           0.008        0.015        0.033        0.028         0.027
Less distributions:
  Dividends from net investment income             ( 0.002)        ( 0.008)     ( 0.015)     ( 0.033)     ( 0.028)      ( 0.027)
                                                    ------          ------       ------       ------       ------        ------
Net asset value, end of period.................    $ 1.00          $ 1.00       $ 1.00       $ 1.00       $ 1.00        $ 1.00
                                                   =======         =======      =======      =======      =======       =======
Total Return...................................      0.21%(a)        0.79%        1.46%        3.37%        2.84%         2.70%
Ratios/Supplemental Data
Net assets, end of period (000)................    $43,483         $46,966      $50,441      $45,149      $39,277      $ 7,377
Ratios to average net assets:
  Expenses (b).................................      0.62%(c)        0.61%        0.62%        0.62%        0.64%         0.64%
  Net investment income........................      0.42%(c)        0.77%        1.44%        3.31%        2.87%         2.68%
  Expenses paid indirectly.....................      0.00%(c)        0.00%        0.00%        0.00%        0.00%         0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights (Continued)


                                               Six Month Ended            Year Ended April 30,            August 27, 1999
Victory Shares                                 October 31, 2003    --------------------------------  (Commencement of Offering)
--------------                                   (Unaudited)        2003         2002         2001        April 30, 2000
                                                  ---------        ------       ------       ------       --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $ 1.00          $ 1.00       $ 1.00       $ 1.00         $ 1.00
Income from investment operations:                 -------         -------      -------      -------        -------
  Net investment income........................      0.001           0.006        0.012        0.031          0.018
Less distributions:
  Dividends from net investment income.........    ( 0.001)        ( 0.006)     ( 0.012)     ( 0.031)       ( 0.018)
                                                    ------          ------       ------       ------         ------
Net asset value, end of period.................    $ 1.00          $ 1.00       $ 1.00       $ 1.00         $ 1.00
                                                   =======         =======      =======      =======        =======
Total Return...................................      0.11%(a)        0.59%        1.23%        3.11%          1.84%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................    $  71,418       $ 79,783     $  89,963    $  78,428      $  65,745
Ratios to average net assets:
  Expenses (b).................................      0.81%(c)        0.82%        0.85%        0.87%          0.86%(c)
  Net investment income........................      0.23%(c)        0.59%        1.27%        3.03%          2.59%(c)
  Expenses paid indirectly.....................      0.00%(c)        0.00%        0.00%        0.00%          0.00%(c)
  Shareholder servicing fees waived............      0.00%(c)        0.00%        0.00%        0.00%          0.00%(c)

                                                Six Months Ended                   November 22, 2002
                                                October 31, 2003             (Commencement of Offering) to
Liquidity Shares                                  (Unaudited)                      April 30, 2003
----------------                                   ---------                       --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........     $ 1.00                           $ 1.00
Income from investment operations:                  -------                          -------
  Net investment income........................       0.001                            0.001
Less distributions:
  Dividends from net investment income              ( 0.001)                         ( 0.001)
                                                     ------                           ------
Net asset value, end of period.................     $ 1.00                           $ 1.00
                                                    =======                          =======
Total Return...................................       0.08%(a)                         0.15%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................     $  56,588                        $  57,249
Ratios to average net assets:
  Expenses (b).................................       0.88%(c)                         0.90%(c)
  Net investment income........................       0.15%(c)                         0.33%(c)
  Expenses paid indirectly.....................       0.00%(c)                         0.00%(c)
  Distribution and shareholder servicing fees waived  0.39%(c)                         0.37%(c)

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized







-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

===============================================================================



                                              Directors and Officers Information
                                                       October 31, 2003+
------------------------ -------------- --------------- -------------------------- -----------------------  ---------------
                          Position(s)   Term of Office  Principal Occupation(s)    Number of Portfolios in      Other
  Name, Address1,          Held with    and Length of        During Past                Fund Complex        Directorships
     and Age                 Fund        Time Served           5 Years               Overseen by Director      held by
                                                                                          or Officer           Director

------------------------ -------------- --------------- -------------------------- -----------------------  ---------------
Disinterested Directors:
------------------------ -------------- --------------- -------------------------- -----------------------  ---------------
Edward A. Kuczmarksi,       Director         1984       Certified Public            Director of one         Trustee of the
Age 53                                                  Accountant and Partner of   portfolio               Empire Builder
                                                        Hays & Company since 1980.                          Tax Free Bond
                                                                                                            Fund
------------------------ --------------  -------------- -------------------------- -----------------------  ---------------
Caroline E. Newell,         Director         1984       Director of the Park        Director of one         Trustee of the
Age 63                                                  Avenue Church Day School    portfolio               Empire Builder
                                                        since 2001.  Director of                            Tax Free Bond
                                                        Le Chateau des Enfants                              Fund
                                                        and the American School
                                                        in Switzerland, both
                                                        since 1990.
------------------------ --------------  -------------- -------------------------- -----------------------  ---------------
John P. Steines,            Director         1984       Professor of Law, New       Director of one         Trustee of the
Age 55                                                  York University School of   portfolio               Empire Builder
                                                        Law since 1980.                                     Tax Free Bond
                                                                                                            Fund
------------------------ --------------  -------------- -------------------------- -----------------------  ---------------




+ The Statement of Additional Information includes additional information about New York Daily Tax Free Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================



                                              Directors and Officers Information
                                                 October 31, 2003+ (continued)
------------------------ -------------- --------------- -------------------------- -----------------------  ---------------
                          Position(s)   Term of Office  Principal Occupation(s)    Number of Portfolios in      Other
  Name, Address1,          Held with    and Length of        During Past                Fund Complex        Directorships
     and Age                 Fund        Time Served           5 Years               Overseen by Director      held by
                                                                                          or Officer           Director

------------------------ -------------- --------------- -------------------------- -----------------------  ---------------
Interested Directors/Officers:
------------------------ -------------- --------------- -------------------------- -----------------------  ---------------
Steven W. Duff,          President and       1994       Manager and President of    Director/Trustee              N/A
Age 49                   Director2                      Reich & Tang Asset          and/or Officer of
                                                        Management, LLC ("RTAM,     sixteen portfolios
                                                        LLC"), a registered
                                                        Investment Advisor.
                                                        Associated with RTAM, LLC
                                                        since 1994.
------------------------ -------------- --------------- -------------------------- -----------------------  ---------------
Molly Flewharty,         Vice President      1986       Senior Vice President of    Officer of sixteen            N/A
Age 52                                                  RTAM, LLC.  Associated      portfolios
                                                        with RTAM, LLC since 1977.
------------------------ -------------- --------------- -------------------------- -----------------------  ---------------
Dana E. Messina,         Vice President      1986       Executive Vice President    Officer of                    N/A
Age 47                                                  of RTAM, LLC.  Associated   thirteen portfolios
                                                        with RTAM, LLC since 1980.
------------------------ -------------- --------------- -------------------------- -----------------------  ---------------
Richard DeSanctis,       Treasurer and       1992       Executive Vice President,   Officer of sixteen            N/A
Age 47                   Assistant                      CFO and Treasurer of        portfolios
                         Secretary                      RTAM, LLC.  Associated
                                                        with RTAM, LLC since 1990.
------------------------ -------------- --------------- -------------------------- -----------------------  ---------------
Rosanne Holtzer,         Secretary and       1998       Senior Vice President of    Officer of sixteen            N/A
Age 39                   Assistant                      RTAM, LLC.  Associated      portfolios
                         Treasurer                      with RTAM, LLC since 1986.
------------------------ -------------- --------------- -------------------------- -----------------------  ---------------




+ The Statement of Additional Information includes additional information about New York Daily Tax Free Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------








-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


New York Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020



NY10/03S

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



NEW YORK
DAILY
TAX FREE
INCOME
FUND, INC.









                               Semi-Annual Report
                                 October 31,2003
                                   (Unaudited)















--------------------------------------------------------------------------------

Item 2:    Code of Ethics

Not applicable.

Item 3:    Audit Committee Financial Expert

Not applicable.

Item 4:    Principal Accountant Fees and Services

Not applicable.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Reserved

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:    Reserved

Item 9:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 10:   Exhibits

(a)(1)   Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350.

                                      SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) New York Daily Tax Free Income Fund, Inc.

By (Signature and Title)*        /s/ Rosanne Holtzer
                                 Rosanne Holtzer, Secretary

Date January 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Steven W. Duff
                                 Steven W. Duff, Chief Executive Officer
Date January 5, 2004

By (Signature and Title)*        /s/ Richard DeSanctis
                                 Richard DeSanctis, Chief Financial Officer
Date January 5, 2004

* Print the name and title of each signing officer under his or her signature.